UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Western Asset New York
Municipal Money Market Fund

SEMI-ANNUAL
REPORT

SEPTEMBER 30, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Western Asset New York Municipal Money Market Fund

Semi-Annual Report • September 30, 2007

What’s Inside	Letter from the Chairman	I

	Fund at a Glance	1

	Fund Expenses	2

	Schedule of Investments	4

	Statement of Assets and Liabilities	18

	Statement of Operations	19

	Statements of Changes in Net Assets	20

Fund Objective The Fund seeks to provide income exempt from both regular federal income taxes* and New York State and New York City personal income taxes from a portfolio of high quality short-term municipal obligations selected for liquid- ity and stability of principal.	Financial Highlights	21

	Notes to Financial Statements	23

* Certain investors may be subject to the federal alternative minimum tax and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy produced mixed results during the six-month reporting period ended September 30, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)i growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The advance estimate for third quarter GDP growth was 3.9%.

          Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate—the rate the Fed uses for loans it makes directly to banks—from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. In its statement accompanying the September meeting, the Fed stated: “Economic growth was moderate during the first half of the year, but the tightening of credit conditions has the potential to intensify the housing correction and to restrain economic growth more generally. Today’s action is intended to help forestall some of the adverse effects on the broader economy that might otherwise arise from the disruptions in financial markets and to promote moderate growth over time.”

          At the end of October 2007, after the reporting period concluded, the Fed again cut rates, reducing the federal funds rate from 4.75% to 4.50%.

          During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007,

Western Asset New York Municipal Money Market Fund	I

yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions who found it much more costly to attract funding. Certain sectors of the U.S. money markets, such as asset-backed commercial paper, came under increased scrutiny because the underlying assets for many programs are mortgage-backed securities. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended September 30, 2007, two-year Treasury yields fell from 4.58% to 3.97%. Over the same period, 10-year Treasury yields moved from 4.65% to 4.59%.

          During the reporting period, the yields available from tax-exempt money market instruments fluctuated given the changing short-term interest rate environment.

          The current market challenges have not affected the Fund’s $1.00 share price. Additionally, we believe that the current situation should not affect the Fund’s $1.00 share price, going forward. Over time, we also believe that the Fund’s returns should remain competitive.

Performance Review

As of September 30, 2007, the seven-day current yield for Class A shares of Western Asset New York Municipal Money Market Fund was 3.23% and its seven-day effective yield, which reflects compounding, was 3.28%.1

          Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

II	Western Asset New York Municipal Money Market Fund

Western Asset New York Municipal Money Market Fund Yields as of September 30, 2007 (unaudited)

	Seven-Day Current Yield[1]	Seven-Day Effective Yield[1]

Class A Shares	3.23%	3.28%

Class I Shares	3.32%	3.37%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate.

          An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Special Shareholder Notice

Prior to April 16, 2007, the Fund was known as Legg Mason Partners Municipal Funds — New York Money Market Portfolio.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Western Asset New York Municipal Money Market Fund	III

          Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

          As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

November 2, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the Fund’s prospectus for more information on these and other risks.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

IV	Western Asset New York Municipal Money Market Fund

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Transportation

   12.6%

   12.5%

   12.3%

   11.0%

   8.5%

   7.8%

   6.8%

   6.0%

   5.7%

   4.4%

   3.9%

   3.0%

   2.7%

   1.4%

General Obligation

Housing: Multi-Family

Hospitals

Education

Finance

Industrial Development

Utilities

Water & Sewer

Solid Waste

Government Facilities

Public Facilities

Housing: Single-Family

Life Care Systems

Miscellaneous

Electric

Pre-Refunded

September 30, 2007

0.0%

5.0%

10.0%

15.0%

0.8%

0.3%

0.3%

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

          This example is based on an investment of $1,000 invested on April 1, 2007 and held for the six months ended September 30, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)

Class A	1.59%	$1,000.00	$1,015.90	0.56%	$2.82

Class I	1.64	1,000.00	1,016.40	0.46	2.32

(1)	For the six months ended September 30, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

          Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)

Class A	5.00%	$1,000.00	$1,022.20	0.56%	$2.83

Class I	5.00	1,000.00	1,022.70	0.46	2.33

(1)	For the six months ended September 30, 2007.

(2)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	3

Schedule of Investments (September 30, 2007) (unaudited)

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 96.9%
Education — 8.2%
$5,220,000	Dutchess County, NY, IDA, Marist College, Series A, LOC-Bank of New York, 3.840%, 10/4/07 (a)	$5,220,000
10,000,000	Eastport-South Manor, CSD, NY, TAN, 4.000% due 6/27/08	10,021,372
4,000,000	Monroe County, NY, Industrial Development Agency, Civic Facility Revenue, Monroe Community College, Series A, LOC-JPMorgan Chase, 3.820%, 10/4/07 (a)	4,000,000
	New York State Dormitory Authority:
2,500,000	Mount Sinai School of Medicine, TECP, LOC-JPMorgan Chase, 3.750% due 10/1/07	2,500,000
	Revenue:
4,870,000	Certificates, Series 305, MBIA-Insured, LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)(b)	4,870,000
2,000,000	Columbia University, MSTC, SGA 132, PART, LIQ-Societe Generale,3.890%, 10/3/07 (a)	2,000,000
	Cornell University:
18,505,000	Series B, SPA-JPMorgan Chase, 3.780%, 10/4/07 (a)	18,505,000
20,000,000	TECP, 3.670%, 10/9/07 (a)	20,000,000
38,773,825	Court Facilities Lease, Series B, LOC-Bayerische Landesbank, 3.850%, 10/3/07 (a)	38,773,825
13,520,000	Non-State Supported Debt, NYSARC Inc., Series B, AMBAC-Insured, SPA-Keybank N.A., 3.850%, 10/4/07 (a)	13,520,000
1,555,000	Oxford University Press Inc. LOC-Landesbank Hessen-Thuringen, 3.770%, 10/3/07 (a)	1,555,000
15,470,000	Series PA-1088, AMBAC-Insured, FHA-Insured, SPA-Merrill Lynch Capital Services, 3.900%, 10/4/07 (a)(b)	15,470,000
3,455,000	Series PT-3013, MBIA-Insured, SPA-Merrill Lynch Capital Services, 3.950%, 10/4/07 (a)(b)	3,455,000
3,500,000	Wagner College, LOC-Morgan Guarantee Trust, 3.880%, 10/3/07 (a)	3,500,000
31,505,000	State Personal Income Tax Revenue, Refunding Education, Series C, SPA-Depfa Bank PLC, 3.800%, 10/4/07 (a)	31,505,000
7,000,000	Ontario County, NY, Industrial Development Agency, Civic Facility Revenue,Finger Lakes, Series A, LOC-Citizens Bank, 3.820%, 10/4/07 (a)	7,000,000
7,000,000	Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Cornell University, Series B, SPA-JPMorgan Chase, 3.780%, 10/4/07 (a)	7,000,000
	Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Keuka College Project, Series A, LOC-Keybank NA:
8,175,000	3.870%, 10/4/07 (a)	8,175,000
3,075,000	3.870%, 10/4/07 (a)	3,075,000

	Total Education	200,145,197

See Notes to Financial Statements.

4	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Electric — 0.3%
$7,670,000	Long Island Power Authority, NY, Electric Systems Revenue, Series 1334, FGIC-Insured, LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)(b)	$7,670,000

Finance — 7.5%
	New York City, NY, TFA:
	Future Tax Secured:
	Revenue:
8,315,000	Series A2, SPA-Bank of Nova Scotia, 3.830%, 10/3/07 (a)	8,315,000
1,200,000	Series C, LIQ-Landesbank Baden-Wurttemberg, 3.770%, 10/3/07 (a)	1,200,000
18,000,000	Series A-1, LOC-JPMorgan Chase, 3.800%, 10/3/07 (a)	18,000,000
19,900,000	Series C, SPA-Bayerische Landesbank, 3.910%, 10/1/07 (a)	19,900,000
7,000,000	Subordinated Series C2, SPA-Landesbank Hessen-Thuringen, 3.960%, 10/1/07 (a)	7,000,000
	New York City Recovery Project Revenue:
2,740,000	Series 1, Subordinated Series 1D, 3.960%, 10/1/07 (a)	2,740,000
	Series 3:
1,200,000	Subordinated Series 2-F, LIQ-Bayerische Landesbank, 3.960%, 10/1/07 (a)	1,200,000
11,930,000	Subordinated Series 3-E, SPA-Landesbank Baden-Wurttemberg, 3.950%, 10/1/07 (a)	11,930,000
1,600,000	Subordinated Series 3-F, SPA-Royal Bank of Canada, 3.960%, 10/1/07 (a)	1,600,000
190,000	Subordinated Series 3-H, SPA-Royal Bank of Canada, 3.910%, 10/1/07 (a)	190,000
	Revenue:
13,310,000	Future Tax Secured, Series A-2, SPA-JPMorgan Chase, 3.830%, 10/3/07 (a)	13,310,000
5,665,000	New York City Recovery Project, Series 1, Subordinated Series 1A,
	LIQ-Landesbank Hessen-Thuringen, 3.850%, 10/3/07 (a)	5,665,000
9,930,000	Subordinated Series 2D, LIQ-Lloyds TSB Bank, 3.770%, 10/3/07 (a)	9,930,000
	New York State LGAC:
67,050,000	Series A, LOC-Bayerische Landesbank & Westdeutsche Landesbank, 3.820%, 10/3/07 (a)	67,050,000
15,500,000	Series B, LOC-Westdeutsche Landesbank & Bayerische Landesbank, 3.740%, 10/3/07 (a)	15,500,000

	Total Finance	183,530,000

General Obligation — 12.1%
24,000,000	Brookhaven & Smithtown, NY, Three Village CSD, GO, TAN, 4.000% due 6/30/08	24,066,196
8,600,000	Connetquot CSD, NY, Islip, GO, TAN, 4.000% due 6/30/08	8,634,412
7,000,000	Deer Park, NY, UFSD, GO, TRAN, 4.250% due 6/30/08	7,028,215
5,000,000	East Hampton, NY, GO, Union Free School District, TAN, 4.000% due 6/30/08	5,020,746
10,000,000	Enlarged Troy School District, NY, GO, BAN, 4.250% due 7/3/08	10,034,121
3,750,000	Jericho, NY, Union Free School District, GO, TAN, 4.250% due 6/20/08	3,764,547
45,000,000	Nassau County, NY, GO, TAN, Series B, 4.000% due 10/31/07	45,017,917

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	5

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

General Obligation — 12.1% (continued)
	New York City, NY, GO:
$1,800,000	A-4, LOC-Bayerische Landesbank-Insured, 3.980%, 10/1/07 (a)	$1,800,000
305,000	MSTC, Series SGB 35, AMBAC-Insured, LOC-Societe Generale, 3.880%, 10/4/07 (a)	305,000
	Series A:
21,415,000	Subordinated Series A-3, LOC-BNP Paribas, 3.830%, 10/3/07 (a)	21,415,000
1,800,000	Subordinated Series A-4, LOC-Westdeutsche Landesbank, 3.980%, 10/1/07 (a)	1,800,000
1,300,000	Series C, Subordinated Series C-2, SPA-Bayerische Landesbank, 3.830%, 10/3/07 (a)	1,300,000
4,000,000	Series H-5, MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, TECP, 3.680% due 10/4/07	4,000,000
1,300,000	Series J, Subordinated Series J-2, LOC-Westdeutsche Landesbank, 3.880%, 10/3/07 (a)	1,300,000
14,015,000	Series PT-2712, FGIC-Insured, SPA-Merrill Lynch, 3.900%, 10/4/07 (a)(b)	14,015,000
3,675,000	Subordinated Series A-2, 3.720%, 10/3/07 (a)	3,675,000
4,400,000	Subordinated Series C-4, LOC-BNP Paribas, 3.720%, 10/3/07 (a)	4,400,000
1,200,000	Subordinated Series H-1, LOC-Dexia Credit Local, 3.970%, 10/1/07 (a)	1,200,000
3,800,000	New York City, NY, TFA, GO, Future Tax Secured, Sub-Series B-3, SPA-JPMorgan Chase, 3.800%, 10/3/07 (a)	3,800,000
3,200,000	New York, NY, Series F-3, LOC-Morgan Guaranty Trust, 3.870%, 10/3/07 (a)	3,200,000
	New York, NY, GO:
6,300,000	Series B, Sub-Series B-8, LOC-Bayerische Landesbank, 3.830%, 10/3/07 (a)	6,300,000
	Series I:
15,000,000	Subordinated Series I-4, LOC-Bank of New York, 3.890%, 10/3/07 (a)	15,000,000
13,000,000	Subordinated Series I-7, LOC-Bank of America, 3.810%, 10/3/07 (a)	13,000,000
3,900,000	Subordinated Series I-8, LOC-Bank of America, 4.020%, 10/1/07 (a)	3,900,000
3,400,000	Subordinated Series A-6, LOC-State Street Bank & Trust Co., 4.000%, 10/1/07 (a)	3,400,000
1,500,000	Subordinated Series H-5, LOC-Dexia Credit Local, 3.830%, 10/3/07 (a)	1,500,000
9,000,000	Plainedge, NY, UFSD, GO, TAN, 4.250% due 6/30/08	9,035,612
10,000,000	Port Washington, NY, GO, UFSD, TAN, 4.250% due 6/26/08	10,040,428
	Puttable Floating Option Tax-Exempt Receipts, GO:
10,665,000	PA-1516, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.910%, 10/4/07 (a)(b)	10,665,000
5,350,000	PT-4227, FGIC-Insured, LIQ-Merrill Lynch Capital Services, 3.900%, 10/4/07 (a)(b)	5,350,000
17,330,000	PT-4341, FSA-Insured, LIQ-Merrill Lynch Capital Services, 3.920%, 10/4/07 (a)(b)	17,330,000
9,000,000	Riverhead, NY, CSD, GO, TAN, 4.000% due 6/30/08	9,036,012
5,000,000	South Huntington, NY, Union Free School District, GO, TAN, 4.000% due 6/30/08	5,018,889
8,000,000	Syosset, NY, CSD, GO, TAN, 4.000% due 6/27/08	8,017,072

See Notes to Financial Statements.

6	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

General Obligation — 12.1% (continued)
	West Babylon, NY, GO, UFSD:
$2,360,000	BAN, 4.250% due 8/1/08	$2,370,413
10,000,000	TAN, 4.250% due 6/27/08	10,039,273

	Total General Obligation	295,778,853

Government Facilities — 2.9%
	Jay Street Development Corp., NY, Courts Facility Lease Revenue:
	New York City, Jay Street Project:
47,300,000	Series A-1, LOC-Bank of America, 3.740%, 10/3/07 (a)	47,300,000
10,435,000	Series A-3, LOC-Depfa Bank PLC, 3.800%, 10/3/07 (a)	10,435,000
2,360,000	Series A-4, LOC-Depfa Bank PLC, 3.900%, 10/1/07 (a)	2,360,000
11,170,000	New York State Urban Development Corp., Revenue, MERLOT, Series N, PART, SPA-Wachovia Bank, 3.920%, 10/3/07 (a)	11,170,000

	Total Government Facilities	71,265,000

Hospitals — 5.5%
5,540,000	Essex County, NY, Industrial Development Agency Civic Facilities Revenue, Elizabethtown Community Hospital, Series A, LOC-Keybank N.A., 3.850%, 10/4/07 (a)	5,540,000
19,300,000	Nassau Health Care Corp., Subordinated Series 2004-C1, Refunding, FSA-Insured, SPA-Dexia Credit Local, 3.810%, 10/4/07 (a)	19,300,000
	New York State Dormitory Authority Revenue:
	Mental Health Facilities Improvement:
7,695,000	Series F-2A, FSA-Insured, SPA-Dexia Credit Local, 3.880%, 10/4/07 (a)	7,695,000
5,500,000	Series F-2B, FSA-Insured, 3.850%, 10/4/07 (a)	5,500,000
	Mental Health Services:
27,425,000	Subordinated Series D-2A, MBIA-Insured, SPA-JPMorgan Chase, 3.880%, 10/4/07 (a)	27,425,000
12,500,000	Subordinated Series D-2B, FSA-Insured, SPA-Dexia Credit Local, 3.800%, 10/4/07 (a)	12,500,000
22,200,000	Mental Health Services Facilities, Series F-2C, FSA Insured, SPA-Dexia Credit Local, 3.800%, 10/4/07 (a)	22,200,000
8,360,000	Oneida County, NY, Industrial Development Agency Civic Facility Revenue, Saint Elizabeth Medical Center Facility, Series A, LOC-HSBC Bank, 3.820%, 10/4/07 (a)	8,360,000
4,430,000	Onondaga County, NY, Industrial Development Agency Civic Facility Revenue, Jewish Home Project, LOC-Keybank N.A., 3.870%, 10/4/07 (a)	4,430,000
	Orange County, NY, IDA:
2,765,000	Civic Facility Revenue, Arden Hill Hospital Project, FSA-Insured, SPA-Morgan Stanley, 3.840%, 10/4/07 (a)	2,765,000
11,050,000	Revenue, Horton Medical Center Project, FSA-Insured, SPA-Morgan Stanley Bank, 3.840%, 10/4/07 (a)	11,050,000
8,200,000	Riverhead, NY, IDA Revenue, Central Suffolk Hospital Project B, LOC-HSBC Bank, 3.880%, 10/4/07 (a)	8,200,000

	Total Hospitals	134,965,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	7

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Housing: Multi-Family — 11.9%
$6,365,000	Clifton Park Industrial Development Agency MFH Revenue, Coburg Village Project, LIQ-FHLMC, 3.870%, 10/4/07 (a)	$6,365,000
	New York City, NY, HDC:
	MFH Rent Revenue:
17,500,000	One Columbus Place Development, Series A, FNMA- Collateralized, 3.920%, 10/3/07 (a)(c)	17,500,000
8,800,000	Related Sierra Development, Series A, LIQ-FNMA, 3.900%, 10/3/07 (a)(c)	8,800,000
1,900,000	Tribeca Tower, Series A, FNMA-Collateralized, 3.820%, 10/3/07 (a)(c)	1,900,000
	MFH Revenue:
900,000	Morris Avenue Apartments, Series A, LOC-HSBC Bank USA N.A., 3.870%, 10/3/07 (a)(c)	900,000

3,110,000	Mtg-33 West Tremont Avenue, Series A, LOC-HSBC Bank USA N.A., 3.870%, 10/3/07 (a)(c)	3,110,000
7,840,000	Peter Cintron Apartments, Series C, LOC-KeyBank N.A., 3.870%, 10/3/07 (a)(c)	7,840,000
13,260,000	Rivereast Apartments, Series A, LIQ-Freddie Mac, 3.860%, 10/3/07 (a)(c)	13,260,000
2,200,000	Villa Avenue Apartments, Series A, LIQ-Keybank N.A., 3.870%, 10/3/07 (a)(c)	2,200,000
11,300,000	Multi-Family Highbridge Apartments, Series A, LOC-HSBC Bank USA N.A., 3.870%, 10/3/07 (a)(c)	11,300,000
2,950,000	Multi-Family Revenue, Mortgage, Reverend Ruben Diaz, Series A, LOC-Bank of America N.A., 3.870%, 10/3/07 (a)(c)	2,950,000
	New York State HFA:
7,000,000	20 River Terrace Housing, Series A, LIQ-FNMA, 3.880%, 10/3/07 (a)	7,000,000
3,000,000	240 East 39th Street Housing, Series A, LIQ-FNMA, 3.910%, 10/3/07 (a)(c)	3,000,000
	Revenue:
	350 West 43rd Street:
17,700,000	Housing A, Landesbank Hessen-Thuringen, 3.920%, 10/3/07 (a)(c)	17,700,000
4,550,000	Series A, LOC-Landesbank Hessen-Thuringen, 3.940%, 10/3/07 (a)(c)	4,550,000
2,760,000	360 West 43, Series A, FNMA-Insured, LIQ-FNMA, 3.900%, 10/3/07 (a)(c)	2,760,000
5,200,000	Normandie Court I Project, LOC-Landesbank Hessen-Thuringen Girozentrale, 3.850%, 10/3/07 (a)	5,200,000
25,475,000	Series A, SPA-FNMA, 3.820%, 10/3/07 (a)(c) Service Contract Revenue:	25,475,000
21,200,000	Series A, LOC-Westdeutsche Landesbank, 3.830%, 10/3/07 (a)	21,200,000
23,200,000	Series B, LOC-BNP Paribas, 3.830%, 10/3/07 (a)	23,200,000
7,500,000	Victory Housing, Series 2001-A, LIQ-FHLMC, 3.900%, 10/3/07 (a)(c)	7,500,000
7,000,000	Victory Housing, Series 2002-A, LIQ-FHLMC, 3.900%, 10/3/07 (a)(c)	7,000,000
2,400,000	West 17th Street Housing, Series A, LOC-Landesbank Baden- Wurttemberg, 3.940%, 10/3/07 (a)(c)	2,400,000
19,600,000	Worth Street, Series A, LIQ-FNMA, 3.900%, 10/3/07 (a)(c)	19,600,000
900,000	New York State Housing Finance Agency, 750 Sixth Avenue, Series A, FNMA-Collateralized, 3.910%, 10/3/07 (a)(c)	900,000

See Notes to Financial Statements.

8	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Housing: Multi-Family — 11.9% (continued)
	New York State Housing Finance Agency Revenue:
$1,300,000	1500 Lexington Associates LLC, Series A, Remarketed 4/15/04, LIQ-FNMA, 3.880%, 10/3/07 (a)(c)	$1,300,000
1,200,000	350 West 43rd Street Housing, Series A, LOC-Landesbank Hessen- Thuringen, 3.920%, 10/3/07 (a)(c)	1,200,000
7,000,000	360 West 43-A-Remarketed 12/11/03, FNMA-Insured, 3.900%, 10/3/07 (a)(c)	7,000,000
13,000,000	600 West 42nd Street, Series A, LOC-Bank of New York, 3.840%, 10/3/07 (a)(c)	13,000,000
5,450,000	Series A, LIQ-Fannie Mae, 3.820%, 10/3/07 (a)(c)	5,450,000
24,000,000	New York, NY, HDC, MFH Revenue, 90 West St., Series A, LIQ- FNMA, 3.830%, 10/3/07 (a)	24,000,000
15,555,000	Watervliet, NY, Housing Authority Revenue, Refunding, Beltrone Senior Living, Series A, LOC-Citizens Bank N.A., 3.850%, 10/4/07 (a)	15,555,000

	Total Housing: Multi-Family	291,115,000

Housing: Single Family — 5.9%
	New York State Housing Finance Agency:
	Revenue:
12,915,000	10 Barclay Street, Series A, LIQ-FNMA, 3.800%, 10/3/07 (a)	12,915,000
57,400,000	188 Ludlow Street Housing, Series A, LOC-Landesbank Hessen- Thuringen, 3.830%, 10/3/07 (a)(c)	57,400,000
2,000,000	Clinton Green North Housing, Series A, LOC-Bank of America, 3.910%, 10/3/07 (a)(c)	2,000,000
	Service Contract Revenue, Refunding:
20,800,000	Series C, LOC-Dexia Credit Local, 3.830%, 10/3/07 (a)	20,800,000
5,200,000	Series D, LOC-State Street Bank & Trust Co., 3.830%, 10/3/07 (a)	5,200,000
	New York State Mortgage Agency Revenue, Homeowner Mortgage:
24,250,000	Series 115, SPA-Dexia Credit Local, 3.870%, 10/3/07 (a)(c)	24,250,000
10,400,000	Series 132, SPA-Dexia Credit Local, 4.000%, 10/1/07 (a)(c)	10,400,000
10,400,000	Series 139, LOC-Dexia Credit Local, 4.030%, 10/1/07 (a)(c)	10,400,000

	Total Housing: Single Family	143,365,000

Industrial Development — 6.6%
	Albany, NY, Industrial Development Agency, Civic Facility Revenue:
	Albany Medical Center Hospital Project, Series A:
5,645,000	LOC-Bank of America N.A., 3.880%, 10/4/07 (a)	5,645,000
5,000,000	LOC-Keybank N.A., 3.870%, 10/4/07 (a)	5,000,000
3,020,000	Albany Medical Center Project, Series A, LOC-Bank of America N.A., 3.880%, 10/4/07 (a)	3,020,000
4,000,000	Living Residential Corporation Project, Series A, LOC-HSBC Bank USA N.A., 3.820%, 10/4/07 (a)	4,000,000
8,000,000	Teresian House, Series A, LOC-Citizens Bank NA, 3.860%, 10/4/07 (a)	8,000,000
12,045,000	Chautauqua County, NY, Industrial Development Agency, Civic Facility Revenue, JCC Development Corp. Project, Series B, LOC-Citizens Bank N.A., 3.850%, 10/4/07 (a)	12,045,000
3,830,000	Clinton County, NY, Industrial Development Agency, Civic Facility Revenue, Champlain Valley Hospital Project, Series A, LOC-Keybank N.A., 3.850%, 10/4/07 (a)	3,830,000

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	9

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Industrial Development — 6.6% (continued)
$5,805,000	Delaware County, NY, Industrial Development Agency, Civic Facility
	Revenue, Delaware Valley Hospital Project, Series A, LOC-HSBC Bank
	USA N.A., 3.880%, 10/4/07 (a)	$5,805,000
1,315,000	Essex County, NY, Industrial Development Agency, Civic Facilities Revenue,
	Refunding, Elizabethtown Community, Series B, LOC-Keybank N.A.,
	3.850%, 10/4/07 (a)	1,315,000
2,330,000	Lancaster, NY, IDA, IDR, Sealing Devices, Inc. Facility, LOC-HSBC Bank
	USA N.A., 4.000%, 10/4/07 (a)(c)	2,330,000
6,650,000	Monroe County, NY, IDA Revenue, Margaret Woodbury Strong,
	LOC-JPMorgan Chase, 3.850%, 10/4/07 (a)	6,650,000
6,000,000	Monroe County, NY, Industrial Development Agency, Civic Facility
	Revenue, Continuing Development Services Inc. Project, LOC-Citizens
	Bank N.A., 3.860%, 10/4/07 (a)	6,000,000
1,620,000	New York City, NY, IDA, IDR, PS Bibbs Inc., LOC-JPMorgan Chase,
	3.970%, 10/4/07 (a)(c)	1,620,000
	New York City, NY, IDA, Revenue:
4,700,000	Children’s Oncology Society, LOC-Bank of New York,
	3.880%, 10/3/07 (a)	4,700,000
1,100,000	Civic Facilities Revenue, Lycee Francais Development NY Project,
	Series B, LOC-JPMorgan Chase, 3.950%, 10/1/07 (a)	1,100,000
	New York City, NY, Industrial Development Agency:
5,300,000	Civic Facilities Revenue, Auditory/Oral School Project, LOC-Wachovia
	Bank N.A., 3.850%, 10/4/07 (a)	5,300,000
	Civic Facility Revenue:
6,000,000	Grace Church School Project, LOC-Wachovia Bank,
	3.870%, 10/4/07 (a)	6,000,000
6,960,000	New York Congregational Nursing, Series A, LOC-HSBC Bank USA,
	3.880%, 10/4/07 (a)	6,960,000
4,530,000	Refunding and Improvement, 07 All Stars Project, Series A,
	LOC-JPMorgan Chase, 3.840%, 10/4/07 (a)	4,530,000
5,255,000	New York State Urban Development Corp., Revenue, PT-1669,
	FGIC-Insured, 3.950%, 10/4/07 (a)(b)	5,255,000
	Oneida County, NY, Industrial Development Agency, Civic Facility Revenue:
	Charles T. Sitrin Health Care:
15,945,000	Series A, LOC-Keybank N.A., 3.920%, 10/4/07 (a)	15,945,000
7,000,000	Series B, LOC-Keybank N.A., 3.920%, 10/4/07 (a)	7,000,000
5,000,000	Eastern Star Hall & Home, LOC-Citizens Bank N.A.,
	3.840%, 10/4/07 (a)	5,000,000
3,980,000	Mohawk Valley, St. Lukes, Series E, LOC-Bank of America,
	3.880%, 10/4/07 (a)	3,980,000
7,195,000	Onondaga County, NY, Industrial Development Agency, Civic Facility
	Revenue, Syracuse Home Association Project, LOC-HSBC Bank USA
	N.A., 3.880%, 10/4/07 (a)	7,195,000
1,260,000	Ontario County, NY, IDA, IDR, Dixit Enterprises, Series B, LOC-HSBC
	Bank USA N.A., 4.000%, 10/4/07 (a)(c)	1,260,000
9,895,000	Rensselaer County, NY, IDA Revenue, Hawthorne Ridge Project, LOC-Royal
	Bank of Scotland, 3.820%, 10/4/07 (a)	9,895,000

See Notes to Financial Statements.

10	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Industrial Development — 6.6% (continued)
$3,000,000	Riverhead, NY, IDA, Civic Facility Revenue, Central Suffolk Hospital
	Project, LOC-HSBC Bank USA N.A., 3.880%, 10/4/07 (a)	$3,000,000
2,590,000	Suffolk County, NY, IDA, IDR, Third Project Wolf Family, Series A,
	LOC-HSBC Bank USA N.A., 4.000%, 10/4/07 (a)(c)	2,590,000
1,600,000	Trust for Cultural Resources, NYC Revenue, WNYC Radio Inc.,
	LOC-Wachovia Bank, 3.840%, 10/4/07 (a)	1,600,000
4,550,000	Westchester County, NY, IDA, Boys & Girls Club Project, LOC-Bank of
	New York, 3.840%, 10/3/07 (a)	4,550,000
135,000	Wyoming County IDA, IDR, American Precision Industries, Inc.,
	LOC-HSBC Bank USA N.A., 4.000%, 10/4/07 (a)(c)	135,000

	Total Industrial Development	161,255,000

Life Care Systems — 0.8%
	New York State Dormitory Authority Revenue, Catholic Health System
	Obligation:
13,145,000	Series A, LOC-HSBC Bank USA, 3.880%, 10/4/07 (a)	13,145,000
4,900,000	Series C, LOC-HSBC Bank USA, 3.880%, 10/4/07 (a)	4,900,000

	Total Life Care Systems	18,045,000

Miscellaneous — 1.4%
15,956,000	Hudson Yards Infrastructure Corp., NY, Revenue, Series 1564, FGIC-Insured,
	LIQ-Morgan Stanley, 3.930%, 10/4/07 (a)(b)	15,956,000
17,650,000	State of New York, Series B, LOC-Dexia Credit Local, 3.700% due 1/8/08	17,650,000

	Total Miscellaneous	33,606,000

Pre-Refunded — 0.3%
6,000,000	New York State Dormitory Authority Revenue, Long Island Jewish Medical
	Center, MBIA-Insured, Call 7/1/08 @ 101, 5.000% due 7/1/08 (d)	6,114,696

Public Facilities — 2.6%
	New York City, NY, Trust for Cultural Resources, Revenue:
3,035,000	American Museum of Natural History, Series 162, AMBAC-Insured,
	LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)	3,035,000
8,400,000	Asia Society, LOC-JPMorgan Chase, 3.800%, 10/4/07 (a)	8,400,000
12,390,000	Pierpont Morgan Library, LOC-JPMorgan Chase, 3.880%, 10/4/07 (a)	12,390,000
1,500,000	Series 950, FGIC-Insured, LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)(b)	1,500,000
	New York State Dormitory Authority Revenue:
10,000,000	Barnard College, Series B, FGIC Insured, SPA-Depfa Bank PLC,
	3.830%, 10/4/07 (a)	10,000,000
	New York Public Library:
8,805,000	Series A, MBIA-Insured, SPA-Wachovia Bank, 3.740%, 10/3/07 (a)	8,805,000
8,670,000	Series B, MBIA-Insured, SPA-Wachovia Bank, 3.740%, 10/3/07 (a)	8,670,000
9,695,000	PT-1447, MBIA-Insured, SPA-Merrill Lynch, 3.900%, 10/4/07 (a)(b)	9,695,000
1,000,000	Suffolk County, NY, Judicial Facilities Agency Service Agreement Revenue,
	Jonh P. Cohalan Complex, AMBAC-Insured, 5.250% due 10/15/07	1,000,554

	Total Public Facilities	63,495,554

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	11

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Solid Waste — 3.8%
	New York State Environmental Facilities Corp., TECP:
$35,600,000	Series 97A, Solid Waste Disposal Revenue, LOC-Bayerische Landesbank & Landesbank Hessen-Thuringen, 3.620% due 11/1/07	$35,600,000
56,800,000	Series 98A, LOC-Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-Thuringen, 3.720% due 12/6/07	56,800,000

	Total Solid Waste	92,400,000

Transportation — 12.2%
	MTA, NY, Revenue:
20,083,500	Series 823D, FSA-Insured, LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)(b)	20,083,500
5,000,000	Series D-1, AMBAC-Insured, SPA-Wachovia Bank, 3.800%, 10/4/07 (a)	5,000,000
600,000	Series D-2, AMBAC-Insured, SPA-Wachovia Bank, 3.880%, 10/4/07 (a)	600,000
29,445,000	Series PT-1077, FSA-Insured, SPA-Merrill Lynch, 3.900%, 10/4/07 (a)(b)	29,445,000
5,275,000	Series PT-2997, AMBAC-Insured, LIQ-Merrill Lynch, 3.900%, 10/4/07 (a)(b)	5,275,000
2,415,000	Subordinated Series G-2, LOC-BNP Paribas, 3.920%, 10/1/07 (a)	2,415,000
	TECP, LOC-ABN AMRO:
5,000,000	3.720% due 10/1/07	5,000,000
5,000,000	3.670% due 10/10/07	5,000,000
17,500,000	3.710% due 10/19/07	17,500,000
10,000,000	3.660% due 11/8/07	10,000,000
4,545,000	MTA, NY, Service Contract Revenue, Series B, FGIC-Insured, 5.000% due 1/1/08	4,560,391
	New York State Thruway Authority:
	General Revenue:
4,970,000	Series 2614, AMBAC-Insured, LIQ-Merrill Lynch Capital Services Inc., 3.900%, 10/4/07 (a)(b)	4,970,000
5,190,000	Series PT-2663, AMBAC-Insured, LIQ-Merrill Lynch, 3.950%, 10/4/07 (a)(b)	5,190,000
1,460,000	Series PT-3424, AMBAC-Insured, LIQ-Merrill Lynch, 3.900%, 10/4/07 (a)(b)	1,460,000
	Highway & Bridge Trust Fund Revenue:
14,658,500	Series 1611, AMBAC-Insured, LOC-Morgan Stanley Municipal Funding Inc., 3.900%, 10/4/07 (a)(b)	14,658,500
5,000,000	Series PA-1328, AMBAC-Insured, 3.900%, 10/4/07 (a)(b)	5,000,000
6,500,000	Personal Income Tax Revenue, Series PT-3027, FSA-Insured, LIQ- Merrill Lynch Capital Services, 3.900%, 10/4/07 (a)(b)	6,500,000
2,000,000	Second General Highway & Bridge Transportation, P-Floats, PT-3538, AMBAC-Insured, LIQ-Merrill Lynch Capital Services, 3.900%, 10/4/07 (a)(b)	2,000,000
6,200,000	State Personal Income Tax Revenue, PT-1922, MBIA-Insured, 3.950%, 10/4/07 (a)(b)	6,200,000
	Port Authority of New York & New Jersey:
13,995,000	Puttable Floating Option Tax-Exempt Receipts, Series PT-4109, FGIC-Insured, LIQ-Merrill Lynch Capital Services, 3.920%, 10/4/07 (a)(b)(c)	13,995,000
6,582,500	Series 1747, FGIC-Insured, LIQ-Morgan Stanley, 3.940%, 10/4/07 (a)(b)(c)	6,582,500

See Notes to Financial Statements.

12	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Transportation — 12.2% (continued)
$9,335,000	Series 2187, FSA-Insured, LIQ-JPMorgan Chase, 3.910%, 10/4/07 (a)(b)(c)	$9,335,000
40,315,000	Triborough Bridge & Tunnel Authority, Revenue, Refunding, Gem Subordinated Series B-3, SPA-Bank of America, 3.890%, 10/4/07 (a)	40,315,000
	Triborough Bridge & Tunnel Authority, NY, Revenue:
10,185,000	General Series A, SPA-Dexia Credit Local, 3.770%, 10/3/07 (a)	10,185,000
	Refunding:
24,300,000	MTA Bridges Tunnels, Series AB, FSA-Insured, SPA-JPMorgan Chase, 3.830%, 10/3/07 (a)	24,300,000
9,050,000	Series F, SPA-ABN AMRO Bank N.V., 3.850%, 10/4/07 (a)	9,050,000
2,000,000	Subordinated Series B-2, SPA-Dexia Credit Local, 3.850%, 10/4/07 (a)	2,000,000
28,380,000	Subordinated Series B-4, SPA-Landesbank Baden-Wurttemberg, 3.740%, 10/4/07 (a)	28,380,000
2,450,000	Series PA-1092, MBIA- Insured, SPA-Merrill Lynch Capital Services, 3.950%, 10/4/07 (a)(b)	2,450,000

	Total Transportation	297,449,891

Utilities — 10.6%
	Long Island, NY, Power Authority:
	Electric Systems Revenue:
10,000,000	Series 1647, MBIA-Insured, LIQ-Morgan Stanley, 3.900%, 10/4/07 (a)(b)	10,000,000
10,800,000	Series F, FSA-Insured, SPA-Dexia Credit Local, 3.800%, 10/3/07 (a)	10,800,000
	Series 1:
40,825,000	Subordinated Series 1A, LOC-Bayerische Landesbank & Landesbank Baden-Wurttemberg, 3.880%, 10/3/07 (a)	40,825,000
5,000,000	Subordinated Series 1B, LOC-State Street Bank & Trust Co., 3.960%, 10/1/07 (a)	5,000,000
2,100,000	Series 7, Subordinated Series 7-B, MBIA-Insured, SPA-Fortis Bank NY, 3.740%, 10/3/07 (a)	2,100,000
32,700,000	Subordinated Series 3A, LOC-JPMorgan Chase, Landesbank Baden-Wurttemberg, 3.800%, 10/3/07 (a)	32,700,000
4,000,000	Long Island, NY, Power Authority, Electric System Revenue, MBIA-Insured, 5.000% due 4/1/08	4,031,051
	New York State Energy Research & Development Authority, Revenue,
	Consolidated Edison Co.:
18,075,000	Subordinated Series A-2, LOC-Wachovia Bank, 3.880%, 10/3/07 (a)	18,075,000
23,000,000	Subordinated Series A-3, LOC-Wachovia Bank, 3.770%, 10/3/07 (a)	23,000,000
	New York State Power Authority, TECP:
25,081,000	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State Street Bank & Trust Co. & Wachovia Bank, 3.650% due 10/15/07	25,081,000
	Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische
	Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	13

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Face Amount	Security	Value

Utilities — 10.6% (continued)
	Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank:
$40,000,000	3.720% due 10/2/07	$40,000,000
30,000,000	3.800% due 10/4/07	30,000,000
10,000,000	3.670% due 10/16/07	10,000,000
8,000,000	3.780% due 12/3/07	8,000,000

	Total Utilities	259,612,051

Water & Sewer — 4.3%
	New York City, NY, Municipal Water Authority, TECP, Series 7:
25,000,000	3.630% due 12/10/07	25,000,000
10,000,000	3.680% due 12/11/07	10,000,000
	New York City, NY, Municipal Water Finance Authority:
3,380,000	Revenue, Second General Resolution, Series AA-2, SPA-Dexia Credit Local, 3.970%, 10/1/07 (a)	3,380,000
41,100,000	Series AA-3, SPA-Dexia Credit Local, 3.840%, 10/4/07 (a)	41,100,000
	Water & Sewer System Revenue:
8,400,000	Series F-2, SPA-JPMorgan Chase, 3.890%, 10/3/07 (a)	8,400,000
6,205,000	Series F, Subordinated Series F-2, SPA-Bayerische Landesbank, 4.040%, 10/1/07 (a)	6,205,000
8,235,000	Series PT-2616, MBIA-Insured, SPA-Merrill Lynch, 3.900%, 10/4/07 (a)(b)	8,235,000
1,900,000	New York City, NY MFA Water & Sewer System Revenue, Second General Resolution, Series CC-1, SPA-Bank of Nova Scotia, 3.970%, 10/1/07 (a)	1,900,000

	Total Water & Sewer	104,220,000

	TOTAL INVESTMENTS — 96.9% (Cost — $2,364,032,242#)	2,364,032,242
	Other Assets in Excess of Liabilities — 3.1%	76,806,915

	TOTAL NET ASSETS — 100.0%	$2,440,839,157

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Schedule of Investments (September 30, 2007) (unaudited) (continued)

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CSD	— Central School District
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligations
HDC	— Housing Developments Corporation
HFA	— Housing Finance Authority
IDA	— Industrial Developments Authority
IDR	— Industrial Developments Revenue
LGAC	— Local Government Assistance Corporation
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
MTA	— Metropolitan Transportation Authority
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Papers
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Notes
UFSD	— Unified Free School District

Ratings Table* (September 30, 2007) (unaudited)

S&P/Moody’s/Fitch**
A-1	51.3%
VMIG1	20.2
SP-1	1.9
F-1	4.5
AA/Aa	2.4
AAA/Aaa	2.0
NR	17.7

100.0%

*	As a percentage of total investments.

**	S&P primary rating; Moody’s secondary, then Fitch.

See pages 16 and 17 for definitions of ratings.

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	15

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

16	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Bond Ratings (unaudited) (continued)

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature—VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	17

Statement of Assets and Liabilities (September 30, 2007) (unaudited)

ASSETS:
Investments, at amortized cost	$2,364,032,242
Cash	495,233
Receivable for Fund shares sold	60,492,811
Receivable for securities sold	35,929,870
Interest receivable	12,932,074
Prepaid expenses	58,983
Other assets	19,408

Total Assets	2,473,960,621

LIABILITIES:
Payable for Fund shares repurchased	31,629,596
Investment management fee payable	857,422
Distributions payable	273,374
Distribution fees payable	186,916
Trustees’ fees payable	44,181
Deferred compensation payable	29,041
Accrued expenses	100,934

Total Liabilities	33,121,464

Total Net Assets	$2,440,839,157

NET ASSETS:
Par value (Note 5)	$24,408
Paid-in capital in excess of par value	2,440,741,740
Accumulated net realized gain on investments	73,009

Total Net Assets	$2,440,839,157

Shares Outstanding:
Class A	2,297,425,133

Class I	143,291,497

Net Asset Value:
Class A (and redemption price)	$1.00

Class I (and redemption price)	$1.00

See Notes to Financial Statements.

18	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended September 30, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$43,427,053

EXPENSES:
Investment management fee (Note 2)	5,049,313
Distribution fees (Notes 2 and 3)	1,081,503
Legal fees	76,021
Registration fees	56,666
Transfer agent fees (Note 3)	54,534
Shareholder reports (Note 3)	37,602
Audit and tax	27,033
Trustees’ fees	26,381
Insurance	15,184
Custody fees	9,320
Miscellaneous expenses	13,974

Total Expenses	6,447,531

Net Investment Income	36,979,522

Net Realized Gain on Investment Transactions	67,148

Increase in Net Assets From Operations	$37,046,670

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	19

Statements of Changes in Net Assets

For the six months ended September 30, 2007 (unaudited) and the year ended March 31, 2007

	September 30	March 31

OPERATIONS:
Net investment income	$36,979,522	$61,529,064
Net realized gain	67,148	58,264

Increase in Net Assets From Operations	37,046,670	61,587,328

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 4):
Net investment income	(36,979,522)	(61,529,112)
Net realized gains	—	(52,403)

Decrease in Net Assets From Distributions to Shareholders	(36,979,522)	(61,581,515)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	5,460,620,652	9,269,657,979
Reinvestment of distributions	34,604,222	57,821,104
Cost of shares repurchased	(5,364,953,709)	(9,054,535,632)
Net assets of shares issued in connection with merger (Note 6)	—	66,604,189

Increase in Net Assets From Fund Share Transactions	130,271,165	339,547,640

Increase in Net Assets	130,338,313	339,553,453

NET ASSETS:
Beginning of period	2,310,500,844	1,970,947,391

End of period	$2,440,839,157	$2,310,500,844

See Notes to Financial Statements.

20	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares	2007(1)		2007		2006		2005		2004		2003

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.016		0.030		0.021		0.008		0.004		0.007
Net realized gain	0.000	(2)	0.000	(2)	0.000	(2)	0.000	(2)	0.000	(2)	0.000 (2)

Total Income From Operations	0.016		0.030		0.021		0.008		0.004		0.007

Less Distributions From:
Net investment income	(0.016)		(0.030)		(0.021)		(0.008)		(0.004)		(0.007)
Net realized gains	—		(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	(0.000	)(2)	—

Total Distributions	(0.016)		(0.030)		(0.021)		(0.008)		(0.004)		(0.007)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(3)	1.59%		3.03%		2.13%		0.86%		0.42%		0.74%

Net Assets, End of Period (millions)	$2,298		$2,137		$1,806		$1,810		$1,915		$1,828

Ratios to Average Net Assets:
Gross expenses	0.56	%(4)	0.56	%(5)	0.59%		0.60%		0.60%		0.64%
Net expenses(6)	0.56	(4)	0.56	(5)(7)	0.59	(7)	0.59	(7)	0.60		0.64
Net investment income	3.16	(4)	2.98		2.11		0.84		0.41		0.74

(1)	For the six months ended September 30, 2007 (unaudited).

(2)	Amount represents less than $0.0005 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense, other than interest brokerage, taxes and extraordinary expenses, ratios would have been 0.55% and 0.55%, respectively.

(6)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.80%.

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	21

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class I Shares(1)	2007(2)		2007		2006		2005		2004(3)

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Income From Operations:
Net investment income	0.016		0.031		0.022		0.010		0.002
Net realized gain	0.000	(4)	0.000	(4)	0.000	(4)	0.000	(4)	0.000	(4)

Total Income From Operations	0.016		0.031		0.022		0.010		0.002

Less Distributions From:
Net investment income	(0.016)		(0.031)		(0.022)		(0.010)		(0.002)
Net realized gains	—		(0.000	)(4)	(0.000	)(4)	(0.000	)(4)	(0.000	)(4)

Total Distributions	(0.016)		(0.031)		(0.022)		(0.010)		(0.002)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000		$1.000

Total Return(5)	1.64%		3.13%		2.26%		0.98%		0.17%

Net Assets, End of Period (millions)	$143		$174		$165		$126		$52

Ratios to Average Net Assets:
Gross expenses	0.46	%(6)	0.45	%(7)	0.46%		0.48%		0.47	%(6)
Net expenses(8)	0.46	(6)	0.45	(7)(9)	0.46	(9)	0.47	(9)	0.47	(6)
Net investment income	3.25	(6)	3.08		2.27		1.00		0.51	(6)

(1)	As of November 20, 2006, Class Y shares were renamed Class I shares.

(2)	For the six months ended September 30, 2007 (unaudited).

(3)	For the period December 3, 2003 (inception date) to March 31, 2004.

(4)	Amount represents less than $0.0005 per share.

(5)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense, other than interest brokerage, taxes and extraordinary expenses, ratios would have been 0.45% and 0.45%, respectively.

(8)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.

(9)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Western Asset New York Municipal Money Market (the “Fund”) is a separate non-diversified investment series of the Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

          The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

          (a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

          (b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

          (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

          (d) Distributions to Shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

          (e) Class Accounting. Investment income, common expenses and realized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

          (f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

          (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

          Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average daily net assets in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

          LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

          During the six months ended September 30, 2007, the Fund’s Class A and I shares had voluntary expense limitations in place of 0.80% and 0.70%, respectively.

          Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason will serve as Fund’s sole only exclusive distributor effective December 1, 2007. During the reporting period, Citigroup Global Markets Inc. (“CGM”), and LMIS served as co-distributors of the Fund.

          The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2006. This change will have no effect on fees previously deferred. As of September 30, 2007, the Fund had accrued $29,041 as deferred compensation payable.

          Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets of the class. Distribution fees are accrued and paid monthly.

24	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          For the six months ended September 30, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses

Class A	$1,081,503	$ 49,829	$35,366
Class I	—	4,705	2,236

Total	$1,081,503	$ 54,534	$37,602

4.	Distributions to Shareholders by Class

	Six Months Ended September 30, 2007	Year Ended March 31, 2007

Net Investment Income
Class A	$34,148,569	$57,240,736
Class I*	2,830,953	4,288,376

Total	$36,979,522	$61,529,112

Net Realized Gains
Class A	—	$49,290
Class I*	—	3,113

Total	—	$52,403

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

5.	Shares of Beneficial Interest

At September 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares. Prior to April 16, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

          Transactions in shares of each class were as follows:

	Six Months Ended September 30, 2007	Year Ended March 31, 2007

Class A
Shares sold	5,304,896,146	9,114,541,274
Shares issued on reinvestment	33,329,758	56,085,632
Shares repurchased	(5,177,240,974)	(8,839,723,124)

Net Increase	160,984,930	330,903,782

Class I*
Shares sold	155,724,506	155,116,717
Shares issued on reinvestment	1,274,464	1,735,472
Shares repurchased	(187,712,735)	(214,812,508)
Shares issued with merger (Note 6)	—	66,604,177

Net Increase (Decrease)	(30,713,765)	8,643,858

*	As of November 20, 2006, Class Y shares were renamed Class I shares.

          Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amount shown in the Statement of Changes in Net Assets for the corresponding capital shares transactions.

6.	Transfer of Net Assets

On March 2, 2007, the Fund acquired the assets and certain liabilities of the Legg Mason Partners New York Municipal Money Market Fund, pursuant to a plan of reorganization approved by Legg Mason Partners New York Municipal Money Market Fund shareholders on January 19, 2007. Total shares issued by the Fund and the total net assets of the Legg Mason Partners New York Municipal Money Market Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund

Legg Mason Partners New York Municipal Money Market Fund	66,604,177	$66,604,189	$2,234,266,186

          Total net assets of the Fund immediately after the transfer were $2,300,870,375. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”) a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

26	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

          The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

          Although there can be no assurance, the Fund’s manager does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “”Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended

28	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this report, the Fund’s investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Fund under their respective contracts.

          On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have the ability to appeal this order.

9.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

* * *

          On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

          The Subject Trust is also named in the complaint as a nominal defendant.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

          The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

          In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed a notice of appeal.

10.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006,

30	Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

which for this Fund was April 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

          On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

11.	Recent Developments

On May 21, 2007, the United States Supreme Court agreed to hear an appeal in Department of Revenue of Kentucky v. Davis, a case concerning the validity of statutes that create a state tax exemption for interest from municipal securities. The Kentucky Court of Appeals had held that Kentucky’s statute, which provided an exemption for interest earned on municipal securities of Kentucky issuers while taxing interest earned on municipal securities of issuers in other states, violated the Interstate Commerce Clause of the United States Constitution. If the Supreme Court were to adopt the reasoning of the Kentucky Court of Appeals, its decision would affect the state tax status of fund distributions. It is unclear how such a decision would affect the market for municipal securities, but it could adversely affect the value of securities held by the Fund, and therefore of the Fund’s shares. Such a decision could also prompt legislation at the state level that would have further impacts upon the taxability of Fund distributions and upon the market for municipal securities. The case was argued before the Supreme Court on November 5, 2007, but no decision has yet been issued,

12.	Subsequent Event

Effective December 1, 2007, LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

Western Asset New York Municipal Money Market Fund 2007 Semi-Annual Report	31

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Western Asset New York Municipal Money Market Fund

TRUSTEES
Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan H. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

INVESTMENT MANAGER
 Legg Mason Partners Fund
   Advisor, LLC
SUBADVISER
Western Asset Management
   Company
DISTRIBUTOR
Legg Mason Investor Services, LLC
CUSTODIAN
State Street Bank and
   Trust Company
TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts
01581
INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

Western Asset New York
Municipal Money Market Fund

The Fund is a separate investment series of the Legg Mason Partners Money Market Trust, a Maryland business trust.

WESTERN ASSET NEW YORK MUNICIPAL MONEY MARKET FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset New York Municipal Money Market Fund.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/Investor
Services

©2007 Legg Mason Investor Services, LLC
Member FINRA, SIPC

WASX010411  11/07  SR07-450

ITEM 2.	CODE OF ETHICS.
Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: December 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date: December 5, 2007

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date: December 5, 2007